Debt (Schedule Of Debt) (Details) (USD $) In Millions, unless otherwise specified				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Mar. 31, 2012 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]	Dec. 31, 2011 Other Debt, Including Capital Leases [Member]
Schedule of debt
Revolving Credit Facility	$ 18.5	$ 6.4	$ 0
Senior Notes	295.8	295.7	295.3
Other debt, including capital leases		0	1.1
Total debt	314.3	302.1	296.4
Less short-term debt and current maturities of long-term debt	0	0	1.0
Long-term debt (excluding current portion)	$ 314.3	$ 302.1	$ 295.4				$ 295.0
Debt, Weighted Average Interest Rate				3.41%	2.55%	7.875%	7.875%	0.00%
Debt, maturity date				2015	2015	2019	2019